Equity-Accounted Investments - Other - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 02, 2015
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
Equity method investments	$ 1,116,133	$ 1,094,596
Long-term debt	1,969,776	1,797,992
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,116,133	1,094,596
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
RasGas 3 Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
Equity method investments	$ 132,188	122,550
RasGas 3 Joint Venture | Qatar Gas Transport Company Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage	60.00%
Angola LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%
Angola LNG Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	33.00%
Equity method investments	$ 85,469	74,775
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Yamal LNG Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Equity method investments	$ 205,839	193,774
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%		30.00%
Bahrain LNG Joint Venture | Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Ownership percentage	30.00%
Equity method investments	$ 81,353	77,706
Angola and Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Long-term debt	$ 622,000	$ 304,100